Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 40,740.47
Interest Amount	4.46
Total Offset Amount	0.00
Net Fee	$ 40,744.93
Total Fee and Interest Amount	40,744.93